Employee cost	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Employee cost
32.	Employee cost
Employee cost consists of the following:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Salaries, wages and welfare expenses	US$	3,466.6	Rs.	253,440.4	Rs.	281,172.4	Rs.	317,406.0
Contribution to provident fund and other funds		378.1		27,643.3		27,200.4		28,855.1

Total	US$	3,844.7	Rs.	281,083.7	Rs.	308,372.8	Rs.	346,261.1

Employee benefits expense for the year ended March 31, 2021 is net of Government grants received by certain subsidiary companies on fulfillment of all related conditions amounting to Rs.18,330 million (GBP 188.9 million).
Share based payments
Long Term Incentive Plan
A subsidiary of the Company operates a Long Term Incentive Plan (LTIP) arrangement for certain employees. The scheme provides a cash payment to the employee based on a specific number of phantom shares at grant and the share price of Tata Motors Limited at the vesting date. The cash payment is dependent on the performance of the underlying shares of Tata Motors Limited over the 3 year vesting period and continued employment at the end of the vesting period. The fair value of the awards is calculated using a Black-Scholes model at the grant date. The fair value is updated at each reporting date as the awards are accounted for as cash-settled plan. The inputs into the model are based on the Tata Motors Limited historic data, the risk-free rate and the weighted average fair value of shares, in the scheme at the reporting date.During the year ended March 31, 2016, the subsidiary company issued its final LTIP based on the share price of Tata Motors Limited. The amount recognized in relation to the LTIP was Rs.Nil, Rs. Nil and Rs. 91.8 million for the years ended March 31, 2021, 2020 and 2019, respectively. The Company considers these amounts as insignificant and accordingly has not provided further disclosures as required by IFRS 2 “Share-based Payment”.
Employee Stock Options
The Company has alloted stock options to certain employees during the year ended March 31, 2019, under Tata Motors Limited Employee Stock Options Scheme 2018 approved by the Nomination and Remuneration Committee (NRC).

	Year ended March 31,
	2021	2020
Options outstanding at the beginning of the year	7,222,897	7,812,427
Granted during the year	—	—
Forfeited/Expired during the year	(418,894)	(589,530)
Exercised during the year	—	—
Options outstanding at the end of the year	6,804,003	7,222,897
Number of shares to be issued for outstanding options (conditional on performance measures)
Maximum	10,206,005	10,834,346
Minimum	3,402,002	3,611,449
The Company recognized an amount of Rs.90.4 million and Rs. 47.0 million in employee cost for Employee Stock Options during the year ended March 31, 2021 and March 31, 2020 , respectively.
The following assumptions were used for calculation of fair value of options granted during the year ended March 31, 2021.

Year ended March 31,
Assumption factor	2021	2020
Risk free rate	7%-8%	7%-8%
Expected life of option	2-4 years	3-5 years
Expected volatility	33%-37%	33%-37%